Note 5 - Business Disposals (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax, Total	$ (26,834)	$ (0)